CONTINGENCIES (Details) $ in Millions																			1 Months Ended							3 Months Ended				6 Months Ended		7 Months Ended	11 Months Ended	12 Months Ended		27 Months Ended
	Jan. 30, 2023 USD ($)	Jan. 18, 2023 Day	Nov. 18, 2022 Day	Jul. 12, 2022 numberOfInfringements	Mar. 22, 2022 claim	Feb. 03, 2022 USD ($)	Jan. 24, 2020 USD ($) Payment	Dec. 26, 2019 minesite	Oct. 14, 2019 USD ($)	Aug. 28, 2019 USD ($)	Aug. 16, 2019	Oct. 12, 2018 charge	Aug. 06, 2018 individual	Apr. 11, 2018 defendant	Nov. 27, 2017 individual	Oct. 19, 2017 USD ($)	Sep. 14, 2017 individual numberOfInvestigations	Jun. 08, 2016 claim	Dec. 31, 2022 USD ($)	Mar. 31, 2022 USD ($)	Oct. 31, 2020 USD ($)	Oct. 31, 2019 claim	Jul. 31, 2019 USD ($)	Jan. 31, 2016 USD ($)	Nov. 30, 2008 individual	Jun. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2017	Jun. 30, 2017	Jul. 06, 2021 numberOfTrials individual	Dec. 14, 2022	Dec. 31, 2022 USD ($) person	Dec. 31, 2021 USD ($)	Nov. 01, 2013 USD ($)	Apr. 05, 2022 USD ($)	Dec. 31, 2020 USD ($)	Oct. 02, 2020 USD ($)	Apr. 30, 2020 USD ($)	Jan. 23, 2018 USD ($)	Jan. 17, 2018 USD ($)	Dec. 26, 2017 USD ($)	Dec. 26, 2017 ARS ($)	Oct. 09, 2015 USD ($)	May 30, 2013 USD ($)
Disclosure of contingencies
Impairment (reversals) charges																																		$ 1,671,000,000	$ (63,000,000)
Proportion of ownership interest in subsidiary																																		100.00%
Dividends paid, classified as financing activities																																		$ 1,143,000,000	634,000,000
Decrease through disbursements to non-controlling interests																																		$ 846,000,000	1,111,000,000
Legal proceedings contingent liability | Canadian Securities Class Actions
Disclosure of contingencies
Number of former senior executives in class action | person																																		4
Damages sought																																				$ 3,000,000,000
Number of claims remaining | claim					2																	1
Estimated financial effect of contingent liabilities																			$ 0															$ 0
Legal proceedings contingent liability | Pascua Lama SMA Regulatory Sanctions
Disclosure of contingencies
Estimated financial effect of contingent liabilities																			0															0
Administrative fine																																										$ 11,500,000				$ 16,000,000
Number of proceedings consolidated | claim																		2
Number of claims dismissed | charge												4
Number of claims pursued | charge												5
Impairment (reversals) charges																											$ 429,000,000
Number of environmental infringements | numberOfInfringements				2
Legal proceedings contingent liability | San Juan Provincial Regulatory Proceedings [Member]
Disclosure of contingencies
Administrative fine																																									$ 5,600,000				$ 10,000,000
Legal proceedings contingent liability | Provincial Amparo Action [Member]
Disclosure of contingencies
Number of claims filed | minesite								2
Legal proceedings contingent liability | Federal Criminal Matters [Member]
Disclosure of contingencies
Number of defendants with confirmed indictment | defendant														3
Legal proceedings contingent liability | Argentina's Glacier Investigation [Member]
Disclosure of contingencies
Number of proceedings consolidated | numberOfInvestigations																	2
Number of defendants with confirmed indictment | individual													6		4
Number of defendants whose charges were dropped | individual																	1
Legal proceedings contingent liability | Veladero Tax Assessment and Criminal Charges [Member]
Disclosure of contingencies
Tax claims related to foreign operations																																											$ 3,100,000	$ 543
Legal proceedings contingent liability | Perilla Complaint
Disclosure of contingencies
Estimated financial effect of contingent liabilities																			0															0
Number of named claimants | individual																									2
Number of unnamed claimants | individual																									200,000
Legal proceedings contingent liability | Writ of Kalikasan
Disclosure of contingencies
Estimated financial effect of contingent liabilities																			0															0
Number of witnesses | individual																																3
Number of petitioners | individual																																2
Number of trials | numberOfTrials																																3
Number of days suspension of the proceedings | Day		60	60
Legal proceedings contingent liability | North Mara - Ontario Litigation [Member]
Disclosure of contingencies
Estimated financial effect of contingent liabilities																			0															0
Tax contingent liability [member]
Disclosure of contingencies
Estimated financial effect of contingent liabilities																			$ 60,000,000															60,000,000	$ 257,000,000			$ 266,000,000
Tax contingent liability [member] | Porgera Tax Audit [Member]
Disclosure of contingencies
Proposed adjustment to Porgera tax liabilities																																							$ 484,000,000	$ 131,000,000
Tax contingent liability [member] | Tanzania Concentrate Export Ban and Related Disputes [Member]
Disclosure of contingencies
Proportion of ownership interests held by non-controlling interests																16.00%
Economic benefit shared with government																50.00%
Estimate of possible loss for alleged unpaid taxes, interest and penalties																										$ 190,000,000,000		$ 3,000,000,000	$ 190,000,000,000
Royalty tax rate																														6.00%	4.00%
Clearing fee on minerals exported																														1.00%
Payment to resolve outstanding tax claims							$ 100,000,000									$ 300,000,000				$ 40,000,000
Number of installment payments | Payment							5
Subsequent payments to resolve outstanding tax claims							$ 40,000,000
Total payment to date to resolve outstanding tax claims																																		140,000,000
Tax contingent liability [member] | Tanzanian Revenue Authority Assessment related to withholding tax [Member]
Disclosure of contingencies
Estimate of possible loss for alleged unpaid taxes, interest and penalties																								$ 41,300,000
Tax contingent liability [member] | Tanzanian Revenue Authority Assessment related to resident allegation [Member]
Disclosure of contingencies
Estimate of possible loss for alleged unpaid taxes, interest and penalties																								$ 500,700,000
Contingent liabilities related to joint ventures [member] | Reko Diq Arbitration [Member]
Disclosure of contingencies
Number of claims pursued																							2
Proportion of ownership interest in subsidiary																			50.00%														37.50%
Funds awarded for damages																							$ 5,840,000,000
Compensation for denial of mining lease																							4,087,000,000.000
Interest compounded on claims																							$ 1,753,000,000
Adjustment to interest rate																							1.00%
Amount in escrow																																					$ 900,000,000
Proportion of ownership interests held by non-controlling interests																			50.00%
Contingent liabilities related to joint ventures [member] | Zaldivar Chilean Tax Assessment [Member]
Disclosure of contingencies
Estimated financial effect of contingent liabilities																			$ 0															0
Estimate of possible loss for alleged unpaid taxes, interest and penalties									$ 678,000,000	$ 1,000,000,000
Total claim including substantial penalties and interest																			824,000,000															824,000,000
Contingent liabilities related to joint ventures [member] | Kibali Customs Dispute [Member]
Disclosure of contingencies
Total claim including substantial penalties and interest						$ 339,000,000
Contingent liabilities related to joint ventures [member] | Zaldivar Water Claims [Member]
Disclosure of contingencies
Estimated financial effect of contingent liabilities																			$ 0															$ 0
Number of days suspension of the proceedings	60
Provincial Government of Balochistan [Member] | Contingent liabilities related to joint ventures [member] | Reko Diq Arbitration [Member]
Disclosure of contingencies
Proportion of ownership interests held by non-controlling interests																			10.00%
Government of Balochistan special purpose company [Member] | Contingent liabilities related to joint ventures [member] | Reko Diq Arbitration [Member]
Disclosure of contingencies
Proportion of ownership interests held by non-controlling interests																			15.00%
Other federal state-owned enterprises [Member] | Contingent liabilities related to joint ventures [member] | Reko Diq Arbitration [Member]
Disclosure of contingencies
Proportion of ownership interests held by non-controlling interests																			25.00%
Tanzania Mines [Member] | Tanzania Concentrate Export Ban and Related Disputes [Member]
Disclosure of contingencies
Proportion of ownership interests held by non-controlling interests																																		16.00%
Dividends paid, classified as financing activities																					$ 250,000,000
Decrease through disbursements to non-controlling interests																					$ 40,000,000
Zaldivar [Member]
Disclosure of contingencies
Proportion of ownership interest in joint venture																																		50.00%
Zaldivar [Member] | Zaldivar Chilean Tax Assessment [Member]
Disclosure of contingencies
Percent of ownership by other parties in joint ventures										50.00%
Porgera [Member]
Disclosure of contingencies
Number of years of extension of the special mining lease											20 years
Proportion of interest held by joint operations operator																																		95.00%
Percent of ownership by other parties in joint ventures						5.00%
Proposed proportion of interest to be held by government stakeholders						51.00%
Proposed proportion of interest to be held by joint operation operator						49.00%
Proportion of interest in joint operations operator																																		0.50
Proportion of ownership interest in joint venture						24.50%																												47.50%
Economic benefit shared with government						53.00%
Entity's percent share in economic benefit						47.00%
Number of years at which the government will retain the option to acquire remaining equity participation						10 years